Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Investment companies: 98.47%
Affiliated master portfolios: 62.26%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 45,103,960
Wells Fargo Core Bond Portfolio		59,824,514
Wells Fargo Disciplined Large Cap Portfolio		38,692,088
Wells Fargo Emerging Growth Portfolio		2,175,623
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,529,561
Wells Fargo Factor Enhanced International Equity Portfolio		19,691,125
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		8,827,474
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		3,732,800
Wells Fargo High Yield Corporate Bond Portfolio		3,317,479
Wells Fargo Real Return Portfolio		23,597,886
Wells Fargo Small Company Value Portfolio		2,134,394
Wells Fargo Strategic Retirement Bond Portfolio		23,532,434
		233,159,338
Alternative investment funds: 6.28%
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,649,894	16,508,841
Wells Fargo Alternative Risk Premia Fund Class R6 ♠†	831,112	6,997,965
		23,506,806
Bond funds: 14.88%
Wells Fargo Global Investment Grade Credit Fund Class R6 ♠	998,029	10,758,748
Wells Fargo High Yield Bond Fund Institutional Class ♠	3,207,843	11,099,135
Wells Fargo Income Plus Fund Institutional Class ♠	3,338,951	33,856,965
		55,714,848
Exchange-traded funds: 8.76%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	55,957	1,491,813
Energy Select Sector SPDR Fund	68,904	3,334,954
iShares Core MSCI EAFE ETF	48,429	3,716,926
iShares Core MSCI Emerging Markets ETF	30,716	1,968,588
iShares Core S&P 500 ETF	30,655	13,908,480
iShares Core S&P Small-Cap ETF	25,123	2,823,072
iShares Core U.S. Aggregate Bond ETF	47,946	5,564,613
		32,808,446
Stock funds: 6.29%
Wells Fargo Diversified Income Builder Fund Class R6 ♠	2,051,063	13,065,273
Wells Fargo Emerging Markets Equity Fund Class R6 ♠	87,758	2,940,767
Wells Fargo Endeavor Select Fund Class R6 ♠†	260,153	3,790,431
Wells Fargo Large Cap Growth Fund Class R6 ♠†	62,855	3,773,820
		23,570,291
Total Investment companies (Cost $326,766,687)		368,759,729

See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.30%
Investment companies: 0.30%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,108,968	$ 1,108,968
Total Short-term investments (Cost $1,108,968)				1,108,968
Total investments in securities (Cost $327,875,655)	98.77%			369,868,697
Other assets and liabilities, net	1.23			4,600,603
Total net assets	100.00%			$374,469,300

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Wells Fargo Alternative Risk Premia Fund Class R6†	$7,209,326	$0	$(153,481)	$(23,879)	$(34,001)	$6,997,965
Wells Fargo Diversified Income Builder Fund Class R6	13,208,671	129,832	(460,580)	26,257	161,093	13,065,273
Wells Fargo Emerging Markets Equity Fund Class R6	3,182,955	4,859	(69,769)	(367)	(176,911)	2,940,767
Wells Fargo Endeavor Select Fund Class R6†	3,739,462	1,453	(464,464)	233,056	280,924	3,790,431
Wells Fargo Global Investment Grade Credit Fund Class R6	10,860,958	62,371	(328,156)	(2,447)	166,022	10,758,748
Wells Fargo High Yield Bond Fund Institutional Class	11,133,814	208,989	(471,275)	1,447	226,160	11,099,135
Wells Fargo Income Plus Fund Institutional Class	34,142,358	704,591	(990,270)	17,220	(16,934)	33,856,965
Wells Fargo Large Cap Growth Fund Class R6†	3,739,344	1,650	(378,940)	133,339	278,427	3,773,820
Short-term investments
Wells Fargo Government Money Market Fund Select Class	1,280,700	6,428,732	(6,600,464)	0	0	1,108,968
				$384,626	$884,780	$87,392,072

See accompanying notes to portfolio of investments

2  |  Wells Fargo Spectrum Conservative Growth Fund

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Wells Fargo Alternative Risk Premia Fund Class R6†	831,112	$0
Wells Fargo Diversified Income Builder Fund Class R6	2,051,063	0
Wells Fargo Emerging Markets Equity Fund Class R6	87,758	0
Wells Fargo Endeavor Select Fund Class R6†	260,153	0
Wells Fargo Global Investment Grade Credit Fund Class R6	998,029	0
Wells Fargo High Yield Bond Fund Institutional Class	3,207,843	0
Wells Fargo Income Plus Fund Institutional Class	3,338,951	259,863
Wells Fargo Large Cap Growth Fund Class R6†	62,855	0
Short-term investments
Wells Fargo Government Money Market Fund Select Class	1,108,968	75
		$259,938

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.80%	7.65%	$142,410	$(1,537,104)	$137,140	$0	$438	$45,103,960
Wells Fargo Core Bond Portfolio	1.07	1.09	293,166	(1,350,189)	227,334	0	74	59,824,514
Wells Fargo Disciplined Large Cap Portfolio	11.83	10.07	975,011	12,573,673	0	136,809	75	38,692,088
Wells Fargo Emerging Growth Portfolio	0.21	0.37	(57,876)	(1,046,856)	0	0	0	2,175,623
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.47	1.36	44,853	1,717,415	0	24,247	5	2,529,561
Wells Fargo Factor Enhanced International Equity Portfolio	2.86	2.68	354,583	3,813,273	0	17,042	0	19,691,125
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.09	1.03	291,562	981,661	0	30,593	19	8,827,474
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.78	1.68	322,243	1,939,329	0	10,287	10	3,732,800
Wells Fargo High Yield Corporate Bond Portfolio	6.66	6.55	18,961	239,426	41,906	0	5	3,317,479
Wells Fargo Real Return Portfolio	9.91	10.45	107,153	1,318,793	397,971	19,129	19	23,597,886
Wells Fargo Small Company Value Portfolio	0.35	0.35	138,814	580,721	0	7,156	29	2,134,394
Wells Fargo Strategic Retirement Bond Portfolio	15.45	15.34	19,296	0	0	0	0	23,532,434
			$2,650,176	$19,230,142	$804,351	$245,263	$674	$233,159,338
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	59	9-17-2021	$13,053,721	$13,335,475	$281,754	$0
FTSE 100 Index	57	9-17-2021	4,040,822	4,045,005	4,183	0
MSCI Emerging Markets Index	58	9-17-2021	3,986,475	3,767,680	0	(218,795)
New Zealand Dollars Futures	135	9-13-2021	9,401,594	9,526,275	124,681	0
IBEX 35 Index	170	9-17-2021	15,087,950	15,005,900	0	(82,050)
5-Year U.S. Treasury Notes	128	12-31-2021	15,812,344	15,836,000	23,656	0
Short
Euro FX Futures	(101)	9-13-2021	(15,044,400)	(14,917,069)	127,331	0
Mini-DAX Futures	(196)	9-17-2021	(15,378,203)	(15,484,000)	0	(105,797)
Ultra U.S. Treasury Bond	(19)	12-21-2021	(3,762,693)	(3,748,344)	14,349	0
					$575,954	$(406,642)
See accompanying notes to portfolio of investments

4  |  Wells Fargo Spectrum Conservative Growth Fund

Notes to portfolio of investments—August 31, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Wells Fargo Spectrum Conservative Growth Fund  |  5

Notes to portfolio of investments—August 31, 2021 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$135,600,391	$0	$0	$135,600,391
Short-term investments
Investment companies	1,108,968	0	0	1,108,968
Investments measured at net asset value*				233,159,338
	136,709,359	0	0	369,868,697
Futures contracts	575,954	0	0	575,954
Total assets	$137,285,313	$0	$0	$370,444,651
Liabilities
Futures contracts	$406,642	$0	$0	$406,642
Total liabilities	$406,642	$0	$0	$406,642

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $233,159,338. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended August 31, 2021, the Funds did not have any transfers into/out of Level 3.

6  |  Wells Fargo Spectrum Conservative Growth Fund

Notes to portfolio of investments—August 31, 2021 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S.ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses

Wells Fargo Spectrum Conservative Growth Fund  |  7